Held-To-Maturity Investments and Debt Investments	12 Months Ended
Aug. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Held-To-Maturity Investments and Debt Investments
4.	HELD-TO-MATURITY INVESTMENTS AND DEBT INVESTMENTS

As of August 31, 2017, the Group’s held-to-maturity investments consist of investment in a Limited Liability Partnership (“LLP”), which principally invests in the film and television venture capital fund of Beijing Pinjin Capital Management LLP in the PRC carried at amortized cost of RMB 6,000, which approximate the aggregate fair value. The amount of unrealized holding gain as of August 31, 2017 was RMB 390. During the year ended August 31, 2018, the Group purchased investments in such LLP and other held-to-maturity products amounting to RMB 1,428,000, and collected RMB 1,445,368 with investment income of RMB 10,978. All of the above investments matured during the year and its balance as of August 31, 2018 is nil.

The held-to-maturity investments have fixed maturity dates and pay a target return on the amount invested. The Group has the positive intent and ability to hold the investments to maturity. There has been no impairment recognized and no sales of any held-to-maturity investments before maturities during the periods presented.

For the year ended August 31, 2018, the Group purchased available-for-sale investments in debt securities, which principally invests in the real estate properties of Country Garden Holdings Company Limited in the PRC, amounting to RMB 469,000, and collected RMB 477,248 with investment income of RMB 8,248.